STOCKHOLDERS' EQUITY (Narrative) (Details) - USD ($)														1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 26, 2025	Dec. 18, 2025	Dec. 17, 2025	Sep. 29, 2025	Aug. 12, 2025	Jul. 23, 2025	Jul. 17, 2025	May 14, 2025	Apr. 25, 2025	Apr. 11, 2025	Apr. 02, 2025	Jan. 06, 2025	Dec. 23, 2024	Jun. 25, 2026	May 27, 2026	Feb. 19, 2026	Mar. 13, 2025	Nov. 29, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized																			200,000,000		200,000,000		200,000,000	200,000,000
Common stock, par or stated value per share																			$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Proceeds from issuance of common stock																							$ 7,247,931	$ 10,690,243
Financing costs in accounts payable and accrued liabilities																					$ 93,015	$ 0
Proceeds from private placements																					$ 17,499,995	6,919,701
Number of stock options granted				215,000	2,200,000																270,000		2,415,000
Exercise price of options granted																					$ 3.59
Exercise price of options granted				$ 3.59	$ 3.59																$ 4.18		$ 3.59
Stock based compensation																			$ 454,238		$ 99,524
Number of options forfeited																					1,390,000
Consulting fees																							$ 4,263,195	998,364
Contract labor expenses																			402,131	$ 176,923	$ 735,740	369,967
Management fees																			673,162	154,097	1,232,680	298,097
Professional fees																			1,084,592	$ 138,729	1,509,486	$ 262,143	2,521,680	786,338
Fair value of shares																							$ 22,061,857
Reg A Offering [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares/Warrants issued			6,145,364			91,426	550,639			234,485	1,142,367	521,070	521,070					2,456,710
Stock price per share			$ 3.59			$ 3.59				$ 3.59		$ 3.59						$ 3.59
Proceeds from issuance of common stock			$ 22,061,857			$ 328,230		$ 1,976,791		$ 841,801		$ 1,870,643	$ 1,870,643				$ 4,101,109	$ 8,819,600
Issuance costs			$ 2,671,890			$ 14,066		$ 194,029		$ 50,711		$ 106,516	$ 105,703				$ 226,129	$ 735,634
2024 and 2025 Offerings [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants issued																							86,846
Exercise price of warrants																							$ 3.59
Fair value of warrants																							$ 178,774
Private Investment in Public Equity financing [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares/Warrants issued															5,223,879
Shares issued, price per share															$ 3.35
Issuance costs															$ 1,267,000
Financing costs in accounts payable and accrued liabilities															93,015
Proceeds from private placements															$ 17,499,995
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares/Warrants issued	11,676,166
Number of warrants exercised	11,915,000
Exercise price of warrants exercised	$ 0.33
Convertible debentures [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares/Warrants issued		3,834,857
Convertible debt conversion price		$ 2.154
Fair value of shares		$ 13,767,137
Convertible notes payable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares/Warrants issued		404,312
Convertible debt conversion price		$ 3.59
Fair value of shares		$ 1,451,480
Placement agent [Member] | Reg A Offering [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants issued			61,402			6,451			2,344		11,425	5,224	5,224					24,574
Exercise price of warrants			$ 3.59			$ 3.59			$ 3.59		$ 3.59	$ 3.59	$ 3.59					$ 3.59
Fair value of warrants			$ 120,564			$ 13,450			$ 4,925		$ 27,163	$ 12,672						$ 57,182
Placement agent [Member] | 2024 and 2025 Offerings [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants issued																							24,574
Fair value of warrants																								57,182
Related parties [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options granted					1,425,000
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options granted				75,000																			125,000
Corporate secretary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options granted				140,000
Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options granted														270,000
Award vesting rights														The stock options have a vesting cadence of 25% upon 12 months from the date of grant, and the remainder vesting in equal monthly amounts over the next 24 months from the vesting of the initial 25%.
Exercise price of options granted														$ 4.18
Stock based compensation																$ (1,081,160)					(99,524)		$ 1,883,186	0
Number of options forfeited																1,390,000
Consulting fees																							651,214
Contract labor expenses																							735,209
Management fees																							397,410
Professional fees																							99,353
Unallocated share based compensation expense																$ 658,971							2,312,710
Remaining recognition period																2 years 11 months 26 days
Fair value of stock options																					661,991		$ 4,195,896
Expected term (years)														3 years 4 months 20 days
Restricted share units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares/Warrants issued																							114,250
Stock price per share																							$ 17.95
Number of vesting shares																							114,250
Stock based compensation																			$ 2,213,740		4,564,276		$ 4,186,374	$ 0
Advertising and promotion expenses																							18,321
Business development expenses																							256,496
Consulting fees																							2,400,065
Professional fees																							1,511,492
Unallocated share based compensation expense																					$ 1,095,000		$ 4,016,776
Number of RSUs granted					2,285,000									375,000									2,285,000
Grant date fair value of RSUs					$ 3.59									$ 4.38
Percentage of restricted share units																							50.00%
Closing bid																							$ 5.38
Description of probability of achievement tranche share price target																							The Company assessed there to be 95% probability of achievement of each 5% tranche having a $5.38 share price target; and a 0% probability of achievement for the 25% tranche having a $17.95 share price target.
Percentage of grant restricted share units																							5.00%
Amounts of restricted share units were accelerated and vested																							114,250
Expected term (years)																					1 year 11 months 26 days
Restricted share units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of restricted share units																							25.00%
Closing bid																							$ 17.95
Number of average trading volume per day																							250,000
Restricted share units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of restricted share units																							5.00%
Closing bid																							$ 5.38
Restricted share units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of restricted share units																							5.00%
Closing bid																							$ 5.38
Number of average trading volume per day																							100,000
Restricted share units (RSUs) [Member] | Share Based Payment Arrangement Tranche Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of restricted share units																							5.00%
Closing bid																							$ 5.38
Number of average trading volume per day																							100,000
Restricted share units (RSUs) [Member] | Share Based Payment Arrangement Tranche Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of restricted share units																							5.00%
Closing bid																							$ 5.38
Number of average trading volume per day																							100,000
Restricted share units (RSUs) [Member] | Share Based Payment Arrangement, Tranche Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of restricted share units																							5.00%
Closing bid																							$ 5.38
Number of average trading volume per day																							100,000
Restricted share units (RSUs) [Member] | Related parties [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs granted					1,275,000